Commitments and contingencies - Legal Proceedings - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 28, 2021 USD ($)	Jun. 28, 2021 Defendant	Jul. 30, 2019 Defendant Plaintiff	Dec. 31, 2021 USD ($) claims	Jan. 27, 2022 USD ($)
Hazard Insurance Commision Related Litigation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value				$ 400.0
PB | Aileen Betances, et al. v. Popular Bank, et al
Legal Matters And Contingencies
Number of plaintiffs | Plaintiff			5
Loss Contingency Number Of Defendants | Defendant		3	5
PB | Damian Reyes, et al. v. Popular Bank, et al
Legal Matters And Contingencies
Number of plaintiffs | Plaintiff			3
Loss Contingency Number Of Defendants | Defendant			6
Aggregate Arbitrations with Claimed Damages | Popular Securities
Legal Matters And Contingencies
Loss Contingency Pending Claims Number | claims				65
Loss Contingency Damages Sought Value				$ 62.0
One arbitration with Claimed damages | Popular Securities | Trinidad Garcia v. Popular Inc et. al.
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 30.0
Litigation settlement amount awarded	$ 6.9
One arbitration with Claimed damages | Popular Securities | Trinidad Garcia v. Popular Inc et. al. | Subsequent event
Legal Matters And Contingencies
Damages sought amended					$ 390.0
Minimum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued				0.0
Minimum | PB | PB Employment Related Litigation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value				100.0
Maximum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued				$ 33.9